BlackRock Equity Dividend V.I. Fund
1
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
September 30, 2020
Security Shares Value
Common Stocks — 91.6%
Aerospace & Defense — 2.3%
BAE Systems plc ................... 1,105,751 $ 6,867,282
Air Freight & Logistics — 0.4%
FedEx Corp. ...................... 4,434 1,115,240
Automobiles — 1.5%
General Motors Co. ................. 153,236 4,534,253
Banks — 9.0%
Bank of America Corp. ............... 362,353 8,729,084
Citigroup, Inc. ..................... 181,520 7,825,327
JPMorgan Chase & Co.
(a)
............. 37,802 3,639,198
Wells Fargo & Co. .................. 291,286 6,848,134
27,041,743
Beverages — 2.4%
Coca-Cola Co. (The) ................ 60,910 3,007,127
Constellation Brands, Inc., Class A ....... 22,095 4,187,223
7,194,350
Capital Markets — 5.0%
Charles Schwab Corp. (The) ........... 114,981 4,165,762
CME Group, Inc. ................... 13,810 2,310,551
Morgan Stanley .................... 77,328 3,738,809
Raymond James Financial, Inc. ......... 65,165 4,741,405
14,956,527
Chemicals — 2.0%
Corteva , Inc. ...................... 57,834 1,666,198
DuPont de Nemours, Inc. ............. 40,357 2,239,006
PPG Industries, Inc. ................. 16,260 1,985,021
5,890,225
Communications Equipment — 1.7%
Cisco Systems, Inc. ................. 60,195 2,371,081
Motorola Solutions, Inc. .............. 17,845 2,798,274
5,169,355
Consumer Finance — 0.9%
American Express Co. ............... 25,380 2,544,345
Diversified Financial Services — 2.4%
Berkshire Hathaway, Inc., Class B
(b)
...... 24,970 5,317,112
Equitable Holdings, Inc. .............. 104,020 1,897,325
7,214,437
Diversified Telecommunication Services — 4.1%
Verizon Communications, Inc. .......... 205,647 12,233,940
Electric Utilities — 1.5%
Edison International ................. 48,540 2,467,773
PPL Corp. ....................... 63,903 1,738,801
Siemens Energy AG
(b)
................ 15,037 405,493
4,612,067
Food Products — 1.2%
Danone SA ....................... 28,140 1,822,770
Nestle SA (Registered) ............... 15,778 1,877,772
3,700,542
Health Care Equipment & Supplies — 5.6%
Alcon, Inc.
(b)
...................... 55,861 3,167,079
Koninklijke Philips NV
(b)
............... 122,104 5,765,646
Medtronic plc ..................... 75,620 7,858,431
16,791,156
Health Care Providers & Services — 6.0%
Anthem, Inc.
(a)
..................... 23,408 6,287,155
CVS Health Corp. .................. 68,725 4,013,540
Humana, Inc. ..................... 3,040 1,258,226
Security Shares Value
Health Care Providers & Services (continued)
McKesson Corp. ................... 15,787 $ 2,351,158
UnitedHealth Group, Inc. .............. 13,120 4,090,422
18,000,501
Household Durables — 1.2%
Newell Brands, Inc. ................. 114,809 1,970,122
Sony Corp. ....................... 20,000 1,532,841
3,502,963
Industrial Conglomerates — 2.3%
General Electric Co. ................. 484,920 3,021,051
Siemens AG (Registered) ............. 29,804 3,763,921
6,784,972
Insurance — 6.5%
Allstate Corp. (The) ................. 20,627 1,941,826
American International Group, Inc. ....... 213,003 5,863,973
Arthur J Gallagher & Co. .............. 54,685 5,773,642
Fidelity National Financial, Inc. .......... 65,673 2,056,222
MetLife, Inc. ...................... 101,344 3,766,956
19,402,619
IT Services — 4.0%
Cognizant Technology Solutions Corp., Class A 102,236 7,097,223
Visa, Inc., Class A .................. 23,680 4,735,290
11,832,513
Media — 3.2%
Comcast Corp., Class A .............. 139,047 6,432,314
Fox Corp., Class A
(a)
................. 106,320 2,958,886
Fox Corp., Class B .................. 8,650 241,940
9,633,140
Multiline Retail — 0.3%
Dollar General Corp. ................ 4,801 1,006,386
Multi-Utilities — 2.0%
NiSource, Inc. ..................... 68,400 1,504,800
Public Service Enterprise Group, Inc. ..... 79,308 4,354,802
5,859,602
Oil, Gas & Consumable Fuels — 6.6%
BP plc .......................... 533,408 1,542,606
ConocoPhillips .................... 65,340 2,145,766
Enterprise Products Partners LP
(a)
....... 241,404 3,811,769
Equinor ASA ...................... 174,443 2,471,450
Marathon Petroleum Corp. ............ 136,342 4,000,274
Pioneer Natural Resources Co.
(a)
........ 33,495 2,880,235
Williams Cos., Inc. (The) .............. 149,989 2,947,284
19,799,384
Personal Products — 2.3%
Unilever NV, NYRS
(a)
................ 113,938 6,881,855
Pharmaceuticals — 5.2%
AstraZeneca plc ................... 37,497 4,097,090
Bayer AG (Registered) ............... 79,287 4,891,511
Sanofi .......................... 66,983 6,712,490
15,701,091
Road & Rail — 1.1%
Union Pacific Corp. ................. 15,932 3,136,533
Semiconductors & Semiconductor Equipment — 1.4%
Applied Materials, Inc. ............... 24,460 1,454,147
NXP Semiconductors NV
(a)
............ 21,842 2,726,100
4,180,247
Software — 2.1%
CDK Global, Inc. ................... 32,462 1,415,019
Microsoft Corp. .................... 17,071 3,590,543

BlackRock Equity Dividend V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Shares Value
Software (continued)
Open Text Corp.
(a)
.................. 33,577 $ 1,418,292
6,423,854
Specialty Retail — 2.5%
Lowe's Cos., Inc. ................... 16,353 2,712,308
Ross Stores, Inc. ................... 31,540 2,943,313
TJX Cos., Inc. (The) ................. 30,720 1,709,568
7,365,189
Technology Hardware, Storage & Peripherals — 2.3%
Samsung Electronics Co. Ltd., GDR ...... 5,420 6,870,906
Tobacco — 2.0%
Altria Group, Inc. ................... 139,669 5,396,810
British American Tobacco plc ........... 18,350 658,239
6,055,049
Trading Companies & Distributors — 0.6%
Ferguson plc ...................... 19,155 1,927,577
Total Common Stocks — 91.6%
(Cost: $270,034,141) ............................. 274,229,843
Security Shares Value
Preferred Stocks — 1.4%
Household Products — 1.4%
Henkel AG & Co. KGaA (Preference) ...... 41,458 $ 4,335,947
Total Preferred Stocks — 1.4%
(Cost: $3,742,484) .............................. 4,335,947
Total Long-Term Investments — 93.0%
(Cost: $273,776,625) ............................. 278,565,790
Short-Term Securities — 10.2%
(c)
*
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.02% ................... 21,046,957 21,046,957
SL Liquidity Series, LLC, Money Market Series,
0.25%
(d)
....................... 9,627,879 9,631,730
Total Short-Term Securities — 10.2%
(Cost: $30,679,495) .............................. 30,678,687
Total Investments — 103.2%
(Cost: $304,456,120 ) ............................. 309,244,477
Liabilities in Excess of Other Assets — (3.2)% ............ (9,704,019)
Net Assets — 100.0% .............................. $ 299,540,458
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
*
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/19
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/20
Shares
Held at
09/30/20 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
. $ 26,786,942 $ — $ (5,739,985) $ — $ — $ 21,046,957 21,046,957 $ 91,439 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
......... 10,953,087 — (1,312,832) (7,717) (808) 9,631,730 9,627,879 34,667
(b)
—
$ (7,717) $ (808) $ 30,678,687 $ 126,106 —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
Glossary of Terms Used in this Report
Portfolio Abbreviations
GDR Global Depositary Receipts
NYRS New York Registered Shares

BlackRock Equity Dividend V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2020
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table su mmarizes the Fund’s investments categorized in the disclosure hierarchy. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense .................................... $ — $ 6,867,282 $ — $ 6,867,282
Air Freight & Logistics .................................... 1,115,240 — — 1,115,240
Automobiles .......................................... 4,534,253 — — 4,534,253
Banks ............................................... 27,041,743 — — 27,041,743
Beverages ........................................... 7,194,350 — — 7,194,350
Capital Markets ........................................ 14,956,527 — — 14,956,527
Chemicals ............................................ 5,890,225 — — 5,890,225
Communications Equipment ................................ 5,169,355 — — 5,169,355
Consumer Finance ...................................... 2,544,345 — — 2,544,345
Diversified Financial Services ............................... 7,214,437 — — 7,214,437
Diversified Telecommunication Services ........................ 12,233,940 — — 12,233,940
Electric Utilities ........................................ 4,612,067 — — 4,612,067
Food Products ......................................... — 3,700,542 — 3,700,542
Health Care Equipment & Supplies ........................... 7,858,431 8,932,725 — 16,791,156
Health Care Providers & Services ............................ 18,000,501 — — 18,000,501
Household Durables ..................................... 1,970,122 1,532,841 — 3,502,963
Industrial Conglomerates .................................. 3,021,051 3,763,921 — 6,784,972
Insurance ............................................ 19,402,619 — — 19,402,619
IT Services ........................................... 11,832,513 — — 11,832,513
Media ............................................... 9,633,140 — — 9,633,140
Multiline Retail ......................................... 1,006,386 — — 1,006,386
Multi-Utilities .......................................... 5,859,602 — — 5,859,602
Oil, Gas & Consumable Fuels ............................... 15,785,328 4,014,056 — 19,799,384
Personal Products ...................................... 6,881,855 — — 6,881,855
Pharmaceuticals ....................................... — 15,701,091 — 15,701,091
Road & Rail ........................................... 3,136,533 — — 3,136,533
Semiconductors & Semiconductor Equipment .................... 4,180,247 — — 4,180,247

BlackRock Equity Dividend V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2020
Level 1 Level 2 Level 3 Total
Software ............................................. $ 6,423,854 $ — $ — $ 6,423,854
Specialty Retail ........................................ 7,365,189 — — 7,365,189
Technology Hardware, Storage & Peripherals .................... — 6,870,906 — 6,870,906
Tobacco ............................................. 5,396,810 658,239 — 6,055,049
Trading Companies & Distributors ............................ — 1,927,577 — 1,927,577
Preferred Stocks ......................................... — 4,335,947 — 4,335,947
Short-Term Securities ....................................... 21,046,957 — — 21,046,957
Subtotal ....................................................
$ 241,307,620 $ 58,305,127 $ — $ 299,612,747
Investments Valued at NAV
(a)
...................................... 9,631,730
$ —
Total Investments .............................................. $ 309,244,477
$ —
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.